Initial Public Offering (Details) - USD ($)		6 Months Ended	12 Months Ended
	Aug. 13, 2021	Jun. 30, 2023	Dec. 31, 2022
Initial Public Offering (Details) [Line Items]
Stock shares issued during the period new issues shares	19,780,000
Price per share (in Dollars per share)	$ 10
Generating gross proceeds (in Dollars)	$ 200,000,000
Units of sales	20,000,000
Class of warrants or rights exercise price (in Dollars per share)		$ 11.5	$ 11.5
Class of warrants period after which they can be exercised from the consummation of business combination		30 days	30 days
Class of warrants or rights term		5 years	5 years
IPO [Member]
Initial Public Offering (Details) [Line Items]
Stock shares issued during the period new issues shares	20,000,000